Key Management Remuneration (Tables)	12 Months Ended
Jun. 30, 2024
Related Party [Abstract]
Schedule of Key Management Remuneration
The compensation of the members of our Board of Directors was:

	2024 £’000	2023 £’000	2022 £’000

Remuneration paid	£1,232	£1,338	£1,838
Company contributions to pension scheme	58	72	85
Share-based compensation expense	2,368	3,755	3,732
Total	£3,658	£5,165	£5,655

Emoluments of highest paid director:
Remuneration paid	£513	£612	£1,013
Company contributions to pension scheme	32	48	65
Share-based compensation expense	1,149	2,135	2,068
Total	£1,694	£2,795	£3,146